Deferred Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Deferred Revenue Disclosure [Abstract]
Summary of Changes in Deferred Revenue
The change in deferred revenue was as follows for the periods indicated:

	Three Months Ended March 31, 2024	Year Ended December 31, 2023
Deferred revenue, beginning of period	$1,214,096	$930,436
Billings	1,110,682	4,781,924
Revenue recognized (prior year deferred revenue)	(861,496)	(930,436)
Revenue recognized (current year deferred revenue)	(217,976)	(3,567,828)

Deferred revenue, end of period	$1,245,306	$1,214,096

The change in deferred revenue was as follows for the periods indicated:

	December 31,
	2023	2022
Deferred revenue, beginning of period	$930,436	$1,060,040
Billings	4,781,924	5,040,665
Revenue recognized (prior year deferred revenue)	(930,436)	(1,004,697)
Revenue recognized (current year deferred revenue)	(3,567,828)	(4,165,572)

Deferred revenue, end of period	$1,214,096	$930,436